Restricted Net Assets (Details Narrative) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Annual appropriation to reserve percent	10.00%
Percentage of capital	50.00%
Restricted assets	¥ 96.7	¥ 31.3